UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 to December 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2015 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
COMMON STOCK
Australia — 0.8%
Westfield Corp.[1]	7,709,253	$53,039

Belgium — 0.6%
KBC Groep NV	716,975	44,830

Canada — 1.5%
Baytex Energy Corp.	5,552,705	17,978
Imperial Oil Ltd.	2,684,960	87,474

		105,452

France — 12.9%
BNP Paribas SA	2,075,267	117,413
Engie SA	9,057,361	160,436
Legrand SA	2,333,503	131,996
Sanofi-Aventis SA	1,451,382	123,690
Schneider Electric SE	2,178,893	123,770
Technip SA	1,654,673	82,288
Total SA	3,731,534	167,291

		906,884

Germany — 4.2%
Bayer AG	671,859	83,909
Linde AG	774,030	111,816
SAP SE	1,310,976	104,031

		299,756

Hong Kong — 4.9%
China Merchants Holdings International Co. Ltd.	20,444,133	64,662
China Mobile Ltd.	14,770,839	166,262
CNOOC Ltd.	112,085,000	116,656

		347,580

Ireland — 0.6%
Ryanair Holdings PLC ADR	451,876	39,069

Japan — 15.3%
East Japan Railway Co.	1,938,900	182,578
Hitachi Ltd.	28,102,000	159,237
Japan Airlines Co. Ltd.	2,784,000	99,647
KDDI Corp.	9,009,000	233,966
Nikon Corp.	8,277,500	110,864
Shin-Etsu Chemical Co. Ltd.	974,100	52,958
Sumitomo Mitsui Financial Group Inc.	2,684,300	101,308

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
Japan — (continued)
Toyota Motor Corp.	2,240,500	$137,968

		1,078,526

Netherlands — 6.9%
Akzo Nobel NV	3,483,935	232,793
PostNL NV2	10,867,842	41,221
RELX NV	12,659,217	213,212

		487,226

South Korea — 5.4%
Hyundai Motor Co.	127,510	16,082
KT&G Corp.	928,245	82,489
Samsung Electronics Co. Ltd.	127,140	135,605
SK Telecom Co. Ltd.	815,279	149,211

		383,387

Spain — 1.7%
CaixaBank SA	25,619,169	89,171
Tecnicas Reunidas SA	900,093	34,032

		123,203

Switzerland — 13.3%
Aryzta AG2	1,941,722	98,230
Cie Financiere Richemont SA	1,211,425	86,705
Clariant AG2	3,851,830	73,034
Givaudan SA2	11,642	21,130
Novartis AG	1,918,053	164,989
Roche Holding AG	654,898	181,478
UBS Group AG2	9,091,658	176,373
Zurich Insurance Group AG2	538,185	138,260

		940,199

United Kingdom — 25.1%
Aviva PLC	24,210,479	183,770
Balfour Beatty PLC[2]	17,824,238	70,994
Barclays PLC	47,327,805	152,338
British American Tobacco PLC	3,903,625	216,785
Carnival PLC	2,543,767	144,909
Diageo PLC	3,957,011	108,058
GlaxoSmithKline PLC	7,059,882	142,581
HSBC Holdings PLC	22,036,921	174,237
International Consolidated Airlines Group SA	8,673,763	77,987
Lloyds Banking Group PLC	129,507,066	139,350
Michael Page International PLC	5,891,978	42,095
SSE PLC	8,826,568	198,191

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
United Kingdom — (continued)
Vodafone Group PLC	36,366,899	$117,930

		1,769,225

Total Common Stock
(Cost $6,946,628) — 93.2%		6,578,376

PREFERRED STOCK
Germany — 2.9%
Volkswagen AG	1,422,810	205,426

Total Preferred Stock
(Cost $288,851) — 2.9%		205,426

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040%**	95,634,810	95,635

Total Short-Term Investment
(Cost $95,635) — 1.4%		95,635

Total Investments — 97.5%
(Cost $7,331,114) ‡		6,879,437

Other Assets in Excess of Liabilities — 2.5%		177,682

Net Assets — 100.0%		$7,057,119

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2015.
1	Real Estate Investment Trust.
2	Non-income producing security.

ADR American Depositary Receipt

‡	At December 31, 2015, the tax basis cost of the Fund’s investments was $7,331,114 and the unrealized appreciation and depreciation were $430,666 and ($882,343), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2015:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$—	$53,039	$—	$53,039
Belgium	—	44,830	—	44,830
Canada	105,452	—	—	105,452
France	—	906,884	—	906,884
Germany	—	299,756	—	299,756
Hong Kong	—	347,580	—	347,580
Ireland	39,069	—	—	39,069
Japan	—	1,078,526	—	1,078,526
Netherlands	—	487,226	—	487,226
South Korea	—	383,387	—	383,387

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2015 (Unaudited)

Investments in Securities	Level 1	Level 2†	Level 3	Total
Spain	$—	$123,203	$—	$123,203
Switzerland	—	940,199	—	940,199
United Kingdom	—	1,769,225	—	1,769,225

Total Common Stock	144,521	6,433,855	—	6,578,376

Preferred Stock	—	205,426	—	205,426

Short-Term Investment	95,635	—	—	95,635

Total Investments in Securities	$240,156	$6,639,281	$—	$6,879,437

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

For the quarter ended December 31, 2015, there were no transfers between Level 1 and Level 2 investments in securities.

For the quarter ended December 31, 2015, there were no transfers into Level 3 investments in securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-2300

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 26, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 26, 2016